INTANGIBLE ASSETS (Details 7) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 235,885	$ 315,378
2023	292,261	295,077
2024	277,378	277,378
2025	262,114	262,114
2026	150,345	150,345
Thereafter	1,041,511	1,041,511
Total	$ 2,259,494	$ 2,341,803	$ 2,541,285